GENERAL INFORMATION (Details) $ / shares in Units, ₽ in Millions										1 Months Ended	12 Months Ended
	Dec. 16, 2025 USD ($)	Aug. 15, 2025	Aug. 12, 2025 USD ($) $ / shares shares	Jun. 30, 2025	May 31, 2025 USD ($)	Apr. 30, 2025 USD ($)	Mar. 19, 2025 USD ($)	Jan. 27, 2025 USD ($) MV	Nov. 29, 2024 USD ($)	May 31, 2025 USD ($)	Dec. 31, 2025 USD ($) shares		Dec. 31, 2024 USD ($) shares		Dec. 31, 2023 USD ($) shares	Mar. 16, 2026 USD ($)	Dec. 15, 2025 USD ($)	Aug. 14, 2025 USD ($) shares	Jul. 10, 2025 USD ($)	Jul. 08, 2025 $ / shares shares	Jun. 18, 2025 RUB (₽)	Jun. 13, 2025 $ / shares shares	Apr. 09, 2025 USD ($)	Mar. 07, 2025 $ / shares shares	Dec. 31, 2022 USD ($)	Aug. 31, 2022 USD ($)
GENERAL INFORMATION (Details) [Line Items]
Total expenses of services													$ 22
Proportion of ownership interest in subsidiary											100.00%
Purchase consideration																										$ 15
Cash											$ 247,000,000		479,000,000
Cash and cash equivalents											455,000,000		$ 674,000,000	[1]	$ 425,000,000										$ 432,000,000
Other liquid financial assets											208,000,000
Total available funding											$ 455,000,000
Percentage of shares											10.00%
Service cost											$ 3,000,000
Purchase consideration									$ 158,000,000
Percentage of repaid				6.30%		4.00%
Denominated Notes						$ 472,000,000															₽ 7,840		$ 100,000,000
Payables to related parties					$ 10,000,000					$ 10,000,000
Number of shares authorised (in Shares) | shares											265,430,000									265,430,000		200,000,000		2,000,000,000
Divided common share (in Shares) | shares																				265,430,000
Par value per share (in Dollars per share) | $ / shares																				$ 0.01		$ 0.01		$ 0.01
Accredited institutional investors																			$ 52,500,000
Cash condition																			$ 50,000,000
Issued shares (in Shares) | shares											230,863,624		206,942,440		206,942,440
Redemption per share (in Dollars per share) | $ / shares			$ 10.4
Aggregate redemption amount			$ 61,000,000
Acquired net assets											$ 162,000,000
Solar power (in Megavolts) | MV								12.9
Operating revenue													$ 46
VEON Ltd. [Member]
GENERAL INFORMATION (Details) [Line Items]
Total expenses of services															$ 10
Percentage of ownership									100.00%
Other payment								$ 30,000,000
Additional purchase								22,000,000
Percentage of outstanding shares		89.60%
Uklon [Member]
GENERAL INFORMATION (Details) [Line Items]
Equity interest acquired							3.00%
Put option, exercise period							3 years
Interest rate									3.00%
LLC Helsi Ukraine [Member]
GENERAL INFORMATION (Details) [Line Items]
Proportion of ownership interest in subsidiary										97.99%	97.99%	[2]	69.99%	[2]
Subsequent Events [Member]
GENERAL INFORMATION (Details) [Line Items]
Number of employees																5,189
Top of range [member]
GENERAL INFORMATION (Details) [Line Items]
Number of shares authorised (in Shares) | shares																				654,300
Bottom of range [member]
GENERAL INFORMATION (Details) [Line Items]
Number of shares authorised (in Shares) | shares																				2,654,300
Kyivstar [Member]
GENERAL INFORMATION (Details) [Line Items]
Percentage of ownership									47.85%		47.85%
Percentage of shares					2.01%
Percentage of acquire							97.00%
Ukraine Tower Company [Member]
GENERAL INFORMATION (Details) [Line Items]
Percentage of ownership											100.00%
Kyivstar.Tech [Member]
GENERAL INFORMATION (Details) [Line Items]
Percentage of ownership											100.00%
Helsi Ukraine [Member]
GENERAL INFORMATION (Details) [Line Items]
Percentage of ownership											69.99%
Kyivstat LLC and Ukrainian Investment Platform [Member]
GENERAL INFORMATION (Details) [Line Items]
Percentage of ownership					26.90%
Helsi [Member]
GENERAL INFORMATION (Details) [Line Items]
Percentage of ownership					1.10%
Share Capital [Member]
GENERAL INFORMATION (Details) [Line Items]
Number of shares authorised (in Shares) | shares																				2,654,300
VEON Amsterdam B.V.’s [Member]
GENERAL INFORMATION (Details) [Line Items]
Proportion of ownership interest in subsidiary											89.60%
Business Combination Agreement [Member]
GENERAL INFORMATION (Details) [Line Items]
Cash											$ 178,000,000
Issued shares (in Shares) | shares																		206,942,440
Loan note payable																		$ 178,000,000
Liabilities											$ 16,000,000
LLC Lan Trace [Member]
GENERAL INFORMATION (Details) [Line Items]
Proportion of ownership interest in subsidiary													100.00%
Purchase consideration															$ 2
LLC Uklon Tech [Member]
GENERAL INFORMATION (Details) [Line Items]
Percentage of voting equity interests acquired							97.00%
Uklon LLC [Member]
GENERAL INFORMATION (Details) [Line Items]
Purchase consideration							$ 158
Percentage of voting equity interests acquired							100.00%
LLC Helsi Ukraine [Member]
GENERAL INFORMATION (Details) [Line Items]
Purchase consideration					$ 10					$ 10
Percentage of voting equity interests acquired																										69.99%
SUNVIN 11 LLC [Member]
GENERAL INFORMATION (Details) [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Purchase consideration	$ 8																$ 8,000,000
Percentage of voting equity interests acquired																	100.00%
Total consideration								$ 8,000,000
SUNVIN 11 LLC [Member] | Kyivstar [Member]
GENERAL INFORMATION (Details) [Line Items]
Proportion of ownership interest in subsidiary								100.00%
CC Public Warrants [Member]
GENERAL INFORMATION (Details) [Line Items]
Shares outstanding (in Shares) | shares											7,666,629
Exchanged for warrants (in Shares) | shares											7,666,629
Ukraine [Member]
GENERAL INFORMATION (Details) [Line Items]
Cash and cash equivalents											$ 247,000,000
Ukraine [Member] | Subsequent Events [Member]
GENERAL INFORMATION (Details) [Line Items]
Cash																$ 22,400,000
CC Class A Ordinary Shares [Member]
GENERAL INFORMATION (Details) [Line Items]
Issued shares (in Shares) | shares			5,847,015								23,163,338
Shares outstanding (in Shares) | shares			17,152,985
Common shares issued (in Shares) | shares											757,745

[1]	*Prior period comparatives have been reclassified to conform with the current period presentation
[2]	In each of these subsidiaries, a symmetrical put and call option agreement for the remaining ownership interest exists. As a result, on each respective acquisition date, the Company determined that it had a present ownership interest in the remaining ownership percentage and has consolidated these subsidiaries fully at 100%.